PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET	12 Months Ended
Sep. 30, 2024
Prepaid Expenses And Other Current Assets Net
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

NOTE 9 – PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets as of September 30, 2024 and 2023 were as follows:

	2024	2023
	US$	US$
Deposits	$614,287	$1,109,669
Staff advances	204,998	204,213
Advanced service fee	727,802	-
Other	210,276	87,735
Less: allowance for expected credit losses	(190,303)	(50,568)
Prepaid expenses and other current assets, net	$1,567,060	$1,351,049

The allowance was primarily for advanced service fee.

Deposits primarily consists of biding deposits and a deposit to third-party for participating in production of nature gas.

Staff advances primarily were cash advances to employees for their expected business travel or in connection with various expense incurred in the ordinary course of business, such as sales and marketing activities.

Advanced service fee primarily were cash advances to third parties for equipment consulting services.

Other primarily consists of prepayment to third parties, such as freight, water and electricity, property management fees.

The movement of allowance for credit losses for the years ended September 30, 2024, 2023 and 2022 was as follows:

	2024	2023	2022
	US$	US$	US$
Balance at beginning of the year	$50,568	$70,992	$14,430
Current year addition	138,491	(19,633)	57,811
Foreign exchange difference	1,244	(791)	(1,249)
Balance at end of the year	$190,303	$50,568	$70,992